RELATED PARTIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Related Party Transaction [Line Items]
Shares issued, value	$ 153,000		$ 532,500
Professional expense paid	88,421	$ 240,919	464,917	$ 672,256
Directors And Officers [Member]
Related Party Transaction [Line Items]
Shares issued, value	60,060	183,219	349,657	545,673
Professional expense paid			361,800	730,836
Conversion of stock, amount issued			$ 702,986
Conversion of stock, shares issued			2,343,288
Stockholder [Member]
Related Party Transaction [Line Items]
Amount due to stockholders	1,000		$ 1,000		$ 1,000
Rent expense paid to stockholder	750	$ 750	2,250	$ 2,250
Account payable - related parties	$ 750		$ 750		$ 18,000